Fair value measurement	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement

Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2025	Financial assets

Apr. 30	Cash and deposits with banks	$49,586	$–	$–	$–	$49,586	$49,586	$–
	Securities	71,027	115,783	–	83,031	269,841	269,404	(437)
	Cash collateral on securities borrowed	18,945	–	–	–	18,945	18,945	–
	Securities purchased under resale agreements	67,904	23,357	–	–	91,261	91,261	–
	Loans
	Residential mortgages	282,952	3	–	–	282,955	283,729	774
	Personal	45,828	–	–	–	45,828	45,942	114
	Credit card	19,888	–	–	–	19,888	19,911	23
	Business and government (1)	222,354	526	88	–	222,968	223,072	104
	Derivative instruments	–	38,490	–	–	38,490	38,490	–
	Other assets	21,944	586	–	–	22,530	22,530	–
	Financial liabilities
	Deposits
	Personal	$238,625	$–	$16,898	$–	$255,523	$255,961	$438
	Business and government	420,248	–	21,094	–	441,342	442,276	934
	Bank	27,401	–	–	–	27,401	27,401	–
	Secured borrowings	58,904	–	1,457	–	60,361	60,463	102
	Derivative instruments	–	43,945	–	–	43,945	43,945	–
	Obligations related to securities sold short	–	20,093	–	–	20,093	20,093	–
	Cash collateral on securities lent	6,715	–	–	–	6,715	6,715	–
	Obligations related to securities sold under repurchase agreements	121,733	–	11,546	–	133,279	133,279	–
	Other liabilities (1)	19,977	171	11	–	20,159	20,159	–
	Subordinated indebtedness	8,774	–	–	–	8,774	8,967	193
2024	Financial assets
Oct. 31	Cash and deposits with banks	$48,064	$–	$–	$–	$48,064	$48,064	$–
	Securities	71,610	106,042	–	76,693	254,345	253,437	(908)
	Cash collateral on securities borrowed	17,028	–	–	–	17,028	17,028	–
	Securities purchased under resale agreements	58,744	24,977	–	–	83,721	83,721	–
	Loans
	Residential mortgages	280,220	3	–	–	280,223	279,805	(418)
	Personal	45,739	–	–	–	45,739	45,750	11
	Credit card	19,649	–	–	–	19,649	19,682	33
	Business and government (1)	212,460	116	105	–	212,681	212,750	69
	Derivative instruments	–	36,435	–	–	36,435	36,435	–
	Other assets	20,121	364	–	–	20,485	20,485	–
	Financial liabilities
	Deposits
	Personal	$235,593	$–	$17,301	$–	$252,894	$253,378	$484
	Business and government	414,441	–	21,058	–	435,499	436,528	1,029
	Bank	20,009	–	–	–	20,009	20,009	–
	Secured borrowings	55,285	–	1,170	–	56,455	56,588	133
	Derivative instruments	–	40,654	–	–	40,654	40,654	–
	Obligations related to securities sold short	–	21,642	–	–	21,642	21,642	–
	Cash collateral on securities lent	7,997	–	–	–	7,997	7,997	–
	Obligations related to securities sold under repurchase agreements	100,407	–	9,746	–	110,153	110,153	–
	Other liabilities (1)	20,657	158	19	–	20,834	20,834	–
	Subordinated indebtedness	7,465	–	–	–	7,465	7,698	233
(1)	Certain information has been revised to conform to the presentation adopted in the first quarter of 2025.

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2025 Apr. 30	2024 Oct. 31	2025 Apr. 30	2024 Oct. 31	2025 Apr. 30	2024 Oct. 31	2025 Apr. 30	2024 Oct. 31
Financial assets
Debt securities measured at FVTPL
Government issued or guaranteed	$7,681	$4,258	$31,081	$32,328	$–	$–	$38,762	$36,586
Corporate debt	–	–	3,708	4,385	77	–	3,785	4,385
Mortgage- and asset-backed	–	–	5,015	4,213	454	70	5,469	4,283
	7,681	4,258	39,804	40,926	531	70	48,016	45,254
Loans measured at FVTPL
Business and government	–	–	353	116	261 (1)	105 (1)	614	221
Residential mortgages	–	–	3	3	–	–	3	3
	–	–	356	119	261	105	617	224
Debt securities measured at FVOCI
Government issued or guaranteed	7,584	2,760	59,680	60,051	–	–	67,264	62,811
Corporate debt	–	–	9,724	9,083	–	–	9,724	9,083
Mortgage- and asset-backed	–	–	5,087	4,127	–	–	5,087	4,127
	7,584	2,760	74,491	73,261	–	–	82,075	76,021
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	66,808	59,904	937	916	978	640	68,723	61,460
Securities purchased under resale agreements measured at FVTPL	–	–	23,357	24,977	–	–	23,357	24,977
Other assets	–	–	586	364	–	–	586	364
Derivative instruments
Interest rate	11	2	7,024	6,718	63	51	7,098	6,771
Foreign exchange	–	–	20,249	15,525	–	–	20,249	15,525
Credit	–	–	5	2	46	44	51	46
Equity	3,571	5,821	3,591	5,157	19	6	7,181	10,984
Precious metal and other commodity	96	32	3,815	3,077	–	–	3,911	3,109
	3,678	5,855	34,684	30,479	128	101	38,490	36,435
Total financial assets	$85,751	$72,777	$174,215	$171,042	$1,898	$916	$261,864	$244,735
Financial liabilities
Deposits and other liabilities (2)	$–	$–	$(39,301)	$(39,290)	$(330)	$(416)	$(39,631)	$(39,706)
Obligations related to securities sold short	(6,506)	(9,199)	(13,587)	(12,443)	–	–	(20,093)	(21,642)
Obligations related to securities sold under repurchase agreements	–	–	(11,546)	(9,746)	–	–	(11,546)	(9,746)
Derivative instruments
Interest rate	(12)	(2)	(7,422)	(8,236)	(1,016)	(1,028)	(8,450)	(9,266)
Foreign exchange	–	–	(22,755)	(16,065)	(36)	(4)	(22,791)	(16,069)
Credit	–	–	(7)	(5)	(51)	(50)	(58)	(55)
Equity	(3,746)	(4,712)	(4,711)	(6,404)	(17)	(1)	(8,474)	(11,117)
Precious metal and other commodity	(85)	(39)	(4,087)	(4,108)	–	–	(4,172)	(4,147)
	(3,843)	(4,753)	(38,982)	(34,818)	(1,120)	(1,083)	(43,945)	(40,654)
Total financial liabilities	$(10,349)	$(13,952)	$(103,416)	$(96,297)	$(1,450)	$(1,499)	$(115,215)	$(111,748)
(1)	Includes loans designated at FVTPL.
(2)
Comprises deposits designated at FVTPL of $39,043 million (October 31, 2024: $39,008 million), net bifurcated embedded derivative liabilities of $
406
million (October 31, 2024: $521 million), other liabilities designated at FVTPL of $11 million (October 31, 2024: $19 million), and other financial liabilities measured at fair value of $171 million (October 31, 2024: $158 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. Significant transfers made during the quarter ended April 30, 2025, included
$
1,989

million of securities measured at FVTPL or FVOCI from Level 1 to Level 2 and
$
1,647

million from Level 2 to Level 1, and
$
1,764

million of securities sold short from Level 1 to Level 2 and
$
122

million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2025,
$
457
million of securities measured at FVTPL or FVOCI were transferred from Level 1 to Level 2 and
$
292
million from Level 2 to Level 1, and
$
307
million of securities sold short from Level 1 to Level 2 and
$
132

million from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2025 and January 31, 2025, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2025
Debt securities measured at FVTPL
Corporate debt	$80	$–	$(6)	$(4)	$–	$–	$7	$–	$77
Mortgage- and asset-backed	72	–	–	–	386	–	–	(4)	454
Loans measured at FVTPL
Business and government	100	–	(3)	(5)	–	–	178	(9)	261
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	962	–	6	(6)	–	–	30	(14)	978
Derivative instruments
Interest rate	23	–	40	–	–	–	–	–	63
Foreign exchange	12	–	(12)	–	–	–	–	–	–
Credit	49	–	(3)	–	–	–	–	–	46
Equity	6	–	6	–	7	–	–	–	19
Total assets	$1,304	$–	$28	$(15)	$393	$–	$215	$(27)	$1,898
Deposits and other liabilities (4)	$(379)	$3	$10	$–	$–	$2	$(29)	$63	$(330)
Derivative instruments
Interest rate	(1,284)	–	155	–	–	96	–	17	(1,016)
Foreign exchange	–	–	(36)	–	–	–	–	–	(36)
Credit	(54)	–	3	–	–	–	–	–	(51)
Equity	(1)	–	–	–	(5)	–	(11)	–	(17)
Total liabilities	$(1,718)	$3	$132	$–	$(5)	$98	$(40)	$80	$(1,450)
Jan. 31, 2025
Debt securities measured at FVTPL
Corporate debt	$–	$–	$(10)	$–	$–	$–	$90	$–	$80
Mortgage- and asset-backed	70	–	(1)	–	–	–	22	(19)	72
Loans measured at FVTPL
Business and government	105	–	1	4	–	–	–	(10)	100
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	(2)	20	9	–	–	304	(9)	962
Derivative instruments
Interest rate	51	–	(23)	–	–	(5)	–	–	23
Foreign exchange	–	–	12	–	–	–	–	–	12
Credit	44	–	5	–	–	–	–	–	49
Equity	6	–	–	–	–	–	–	–	6
Total assets	$916	$(2)	$4	$13	$–	$(5)	$416	$(38)	$1,304
Deposits and other liabilities (4)	$(416)	$5	$(23)	$–	$(3)	$2	$(1)	$57	$(379)
Derivative instruments
Interest rate	(1,028)	–	(310)	–	–	33	–	21	(1,284)
Foreign exchange	(4)	–	4	–	–	–	–	–	–
Credit	(50)	–	(4)	–	–	–	–	–	(54)
Equity	(1)	–	–	–	–	–	–	–	(1)
Total liabilities	$(1,499)	$5	$(333)	$–	$(3)	$35	$(1)	$78	$(1,718)
Apr. 30, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	147	–	–	–	–	–	12	(58)	101
Loans measured at FVTPL
Business and government	131	–	(1)	3	–	–	–	(12)	121
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	586	3	16	(11)	–	–	32	(18)	608
Derivative instruments
Interest rate	117	–	(44)	–	–	(37)	–	–	36
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	45	(2)	2	–	–	–	1	–	46
Equity	5	–	–	–	–	–	–	–	5
Total assets	$1,031	$1	$(27)	$(8)	$–	$(37)	$45	$(88)	$917
Deposits and other liabilities (4)	$(399)	$(4)	$2	$–	$(1)	$5	$(24)	$41	$(380)
Derivative instruments
Interest rate	(908)	–	(386)	–	–	52	–	20	(1,222)
Foreign exchange	(9)	–	(13)	–	–	9	–	–	(13)
Credit	(50)	–	–	–	(2)	–	–	1	(51)
Equity	(6)	–	–	–	–	2	–	–	(4)
Total liabilities	$(1,372)	$(4)	$(397)	$–	$(3)	$68	$(24)	$62	$(1,670)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $208 million (January 31, 2025: $210 million; April 30, 2024: $197 million), net bifurcated embedded derivative liabilities of $111 million (January 31, 2025: $166 million; April 30, 2024: $156 million) and other liabilities designated at FVTPL of $11 million (January 31, 2025: $3 million; April 30, 2024: $27 million).

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized	Unrealized (2)	Net unrealized gains (losses) included in OCI (3)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2025
Debt securities measured at FVTPL
Corporate debt	$–	$–	$(16)	$(4)	$–	$–	$97	$–	$77
Mortgage- and asset-backed	70	–	(1)	–	386	–	22	(23)	454
Loans measured at FVTPL
Business and government	105	–	(2)	(1)	–	–	178	(19)	261
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	640	(2)	26	3	–	–	334	(23)	978
Derivative instruments
Interest rate	51	–	17	–	–	(5)	–	–	63
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	44	–	2	–	–	–	–	–	46
Equity	6	–	6	–	7	–	–	–	19
Total assets	$916	$(2)	$32	$(2)	$393	$(5)	$631	$(65)	$1,898
Deposits and other liabilities (4)	$(416)	$2	$(13)	$–	$(3)	$4	$(30)	$126	$(330)
Derivative instruments
Interest rate	(1,028)	–	(155)	–	–	129	–	38	(1,016)
Foreign exchange	(4)	–	(32)	–	–	–	–	–	(36)
Credit	(50)	–	(1)	–	–	–	–	–	(51)
Equity	(1)	–	–	–	(5)	–	(11)	–	(17)
Total liabilities	$(1,499)	$2	$(201)	$–	$(8)	$133	$(41)	$164	$ (1,450)
Apr. 30, 2024
Debt securities measured at FVTPL
Corporate debt	$–	$–	$–	$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)	–	–	–	61	(108)	101
Loans measured at FVTPL
Business and government	144	–	2	(1)	–	–	–	(24)	121
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	5	10	(13)	–	–	62	(43)	608
Derivative instruments
Interest rate	21	–	53	–	–	(38)	–	–	36
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	46	(3)	2	–	–	–	1	–	46
Equity	4	–	–	–	2	(2)	2	(1)	5
Total assets	$953	$2	$64	$(14)	$2	$(40)	$126	$(176)	$917
Deposits and other liabilities (4)	$(242)	$(9)	$(81)	$–	$(1)	$10	$(101)	$44	$(380)
Derivative instruments
Interest rate	(1,817)	–	183	–	–	363	–	49	(1,222)
Foreign exchange	–	–	(22)	–	–	9	–	–	(13)
Credit	(52)	1	1	–	(2)	–	–	1	(51)
Equity	(5)	–	(1)	–	(1)	3	–	–	(4)
Total liabilities	$(2,116)	$(8)	$80	$–	$(4)	$385	$(101)	$94	$(1,670)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(3)	Foreign exchange translation on debt securities and loans measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(4)
Includes deposits designated at FVTPL of $208 million (April 30, 2024: $197 million), net bifurcated embedded derivative liabilities of $111 million (April 30, 2024: $156 million) and other liabilities designated at FVTPL of $11 million (April 30, 2024: $27 million).

Financial instruments designated at FVTPL (FVO)
A net gain of $20 million, net of hedges for the three months ended April 30, 2025 (a net gain of $32 million and a net gain of $7 million for the three months ended January 31, 2025 and April 30, 2024, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $52 million, net of hedges for the six months ended April 30, 2025 was recognized for FVO assets and FVO liabilities (nil for the six months ended April 30, 2024)
.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.